Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,603,067	$ 1,444,783
Inventories	242,970	274,142
Trade and other receivables	30,264	29,089
Prepaid expenses and other assets	30,213	49,552
Receivable from related party	1,620,073	1,367,586
Current assets	3,526,587	3,165,152
Non-current assets
Property, plant and equipment	8,838,305	7,346,972
Inventories	18,655	43,379
Deferred income tax assets	649,421	473,742
Receivable from related party and other financial assets	279,019	1,804,074
Non-current assets	9,785,400	9,668,167
Total assets	13,311,987	12,833,319
Current liabilities
Trade and other payables	459,244	435,869
Deferred revenue	75,162	67,598
Current liabilities	534,406	503,467
Non-current liabilities
Borrowings and other financial liabilities	4,187,297	4,159,119
Deferred income tax liabilities	47,934	25,788
Decommissioning obligations	131,565	125,721
Non-current liabilities	4,366,796	4,310,628
Total liabilities	4,901,202	4,814,095
Equity
Share capital	11,432,122	11,432,122
Contributed surplus	1,558,264	1,558,102
Accumulated other comprehensive income	844	3,719
Deficit	(3,670,310)	(4,081,508)
Equity attributable to owners of Turquoise Hill	9,320,920	8,912,435
Attributable to non-controlling interest	(910,135)	(893,211)
Total equity	8,410,785	8,019,224
Total liabilities and equity	$ 13,311,987	$ 12,833,319